Shareholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Shareholders’ Equity

Note 8 - Shareholders’ Equity

The Company’s Amended and Restated Certificate of Incorporation (“Charter”) authorizes the issuance of 610,000,000 shares, of which 400,000,000 shares are Class A common stock, par value $0.0001 per share, 200,000,000 shares of Class V common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

Warrants

Public Warrants

The Company has outstanding 10,997,500 warrants that were issued prior to the Business Combination, of which 10,800,000 are referred to as public warrants and 197,500 are Private Warrants. Each warrant represents the right to purchase an equal number of shares of the Company’s Class A common stock. Each warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50, subject to adjustment on or after July 20, 2021. The warrants expire on July 20, 2026.

The Company may call the public warrants for redemption (but not the Private Warrants), in whole and not in part, at a price of $.01 per Public Warrant:

●	at any time while the public warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each public warrant holder,

●	if, and only if, the reported last sale price of shares of Class A common stock equals or exceeds $18.00 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to public warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to shares of Class A common stock underlying such public warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption.

Private Warrants

The Company has agreed that so long as the Private Warrants are still held by our initial shareholders or their affiliates, it will not redeem such Private Warrants and will allow the holders to exercise such Private Warrants on a cashless basis (even if a registration statement covering shares of Class A common stock issuable upon exercise of such warrants is not effective). As of March 31, 2022, there were 197,500 Private Warrants outstanding.

September 2021 Pre-Funded Warrants

On September 15, 2021, the Company entered into a Share Repurchase Agreement with various entities (collectively, the “Investors”) whereby the Company repurchased an aggregate of 800,000 shares of Class A common stock (the “Repurchase Shares”) from the Investors. The purchase price for the Repurchase Shares was the issuance of an aggregate of 800,000 pre-funded warrants to acquire an equal number of shares of Class A common stock (the “Pre-Funded Warrants”). The Pre-Funded Warrants do not expire and are exercisable at any time after their original issuance.

During May 2022, the Pre-Funded Warrants were exercised in full.

January 2022 Warrants

On January 6, 2022, the Company sold 2,496,934 shares of the Company’s Class A common stock, and, in lieu of common stock, pre-funded warrants to purchase 7,797,184 shares of common stock and accompanying warrants to purchase up to 10,294,118 shares of common stock (the “January Offering”). The common stock and warrants were sold at a combined purchase price of $3.40 per share (less $0.0001 per share for pre-funded warrants). Each warrant has an exercise price per share of common stock equal to $3.60 and will expire five years from the date of issuance and may be exercised on a cashless basis if a registration statement registering the shares issuable upon exercise is not effective. The Company received gross proceeds from the offering of approximately $35 million before deducting estimated offering expenses.

During March 2022, 1,443,584 of the pre-funded warrants issued in the January Offering were exercised for an aggregate of 1,443,557 shares of Class A common stock by virtue of a portion of the pre-funded warrants being exercised on a cashless basis. During April 2022, 163,600 of the pre-funded warrants issued in the January Offering were exercised for an aggregate of 163,589 shares of Class A common stock by virtue of a portion of the pre-funded warrants being exercised on a cashless basis. The exercised pre-funded warrants do not affect the EPS calculation as pre-funded warrants are included in the weighted EPS calculation.

Stryve Foods, Inc. 2021 Omnibus Incentive Plan (the “Incentive Plan”)

The Incentive Plan allows the Company to grant stock options, restricted stock unit awards and other awards at levels determined appropriate by its board of directors and/or compensation committee. The Incentive Plan also allows the Company to use a broad array of equity incentives and performance cash incentives in order to secure and retain the services of its employees, directors and consultants, and to provide long-term incentives that align the interests of its employees, directors and consultants with the interests of its stockholders. The Incentive Plan is administered by the Company’s board of directors or its compensation committee, or any other committee or subcommittee or one or more of its officers to whom authority has been delegated (collectively, the “Administrator”). The Administrator has the authority to interpret the Incentive Plan and award agreements entered into with respect to the Incentive Plan; to make, change and rescind rules and regulations relating to the Incentive Plan; to make changes to, or reconcile any inconsistency in, the Incentive Plan or any award agreement covering an award; and to take any other actions needed to administer the Incentive Plan.

The Incentive Plan permits the Administrator to grant stock options, stock appreciation rights (“SARs”), performance shares, performance units, shares of Class A common stock, restricted stock, restricted stock units (“RSUs”), cash incentive awards, dividend equivalent units, or any other type of award permitted under the Incentive Plan. The Administrator may grant any type of award to any participant it selects, but only employees of the Company or its subsidiaries may receive grants of incentive stock options within the meaning of Section 422 of the Internal Revenue Code. Awards may be granted alone or in addition to, in tandem with, or (subject to the repricing prohibition described below) in substitution for any other award (or any other award granted under another plan of the Company or any affiliate, including the plan of an acquired entity).

The Company has reserved a total of 2,564,960 shares of Class A common stock for issuance pursuant to the Incentive Plan. The number of shares reserved for issuance under the Incentive Plan will be reduced on the date of the grant of any award by the maximum number of shares, if any, with respect to which such award is granted. However, an award that may be settled solely in cash will not deplete the Incentive Plan’s share reserve at the time the award is granted. If (a) an award expires, is canceled, or terminates without issuance of shares or is settled in cash, (b) the Administrator determines that the shares granted under an award will not be issuable because the conditions for issuance will not be satisfied, (c) shares are forfeited under an award, (d) shares are issued under any award and the Company reacquires them pursuant to its reserved rights upon the issuance of the shares, (e) shares are tendered or withheld in payment of the exercise price of an option or as a result of the net settlement of outstanding stock appreciation rights or (f) shares are tendered or withheld to satisfy federal, state or local tax withholding obligations, then those shares are added back to the reserve and may again be used for new awards under the Incentive Plan. However, shares added back to the reserve pursuant to clauses (d), (e) or (f) in the preceding sentence may not be issued pursuant to incentive stock options.

Note 12 - Shareholders’ Equity

The Company’s Amended and Restated Certificate of Incorporation (“Charter”) authorizes the issuance of 610,000,000 shares, of which 400,000,000 shares are Class A common stock, par value $0.0001 per share, 200,000,000 shares of Class V common stock, par value $0.0001 per share, and 10,000,000 shares of preferred stock, par value $0.0001 per share.

Warrants

The Company has outstanding 10,997,500 warrants outstanding of which 10,800,000 are public warrants and 197,500 are Private Warrants. Each warrant represents the right to purchase an equal number of shares of the Company’s Class A common stock. Each redeemable warrant entitles the registered holder to purchase one share of Class A common stock at a price of $11.50, subject to adjustment on or after July 20, 2021. The warrants expire on July 20, 2026.

●	The Company may call the public warrants for redemption (but not the Private Warrants), in whole and not in part, at a price of $.01 per Public Warrant:

●	at any time while the Public Warrants are exercisable,

●	upon not less than 30 days’ prior written notice of redemption to each public warrant holder,

●	if, and only if, the reported last sale price of shares of Class A common stock equals or exceeds $18.00 per share, for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to public warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to shares of Class A common stock underlying such public warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The right to exercise will be forfeited unless the warrants are exercised prior to the date specified in the notice of redemption.

Private Warrants

The Company has agreed that so long as the Private Warrants are still held by our initial shareholders or their affiliates, it will not redeem such Private Warrants and will allow the holders to exercise such Private Warrants on a cashless basis (even if a registration statement covering shares of Class A common stock issuable upon exercise of such warrants is not effective). As of December 31, 2021 there were 197,500 Private Warrants outstanding.

Pre-Funded Warrants

On September 15, 2021, the Company entered into a Share Repurchase Agreement with various entities (collectively, the “Investors”) whereby the Company repurchased an aggregate of 800,000 shares of Class A common stock (the “Repurchase Shares”) from the Investors. The purchase price for the Repurchase Shares was the issuance of an aggregate of 800,000 pre-funded warrants to acquire an equal number of shares of Class A common stock (the “Pre-Funded Warrants”). The Pre-Funded Warrants do not expire and are exercisable at any time after their original issuance.

The Pre-Funded Warrants may not be exercised by the holder to the extent that the holder, together with its affiliates that report together as a group under the beneficial ownership rules, would beneficially own, after such exercise more than 9.99% of Stryve’s issued and outstanding Class A common stock. In the event of a fundamental transaction, as described in the Pre-Funded Warrants, the holders of the Pre-Funded Warrants will be entitled to receive upon exercise of the Pre-Funded Warrants the kind and amount of securities, cash or other property that the holders would have received had they exercised the Pre-Funded Warrants immediately prior to such fundamental transaction without regard to any limitations on exercise contained in the Pre-Funded Warrants.

Stryve Foods, Inc. 2021 Omnibus Incentive Plan (the “Incentive Plan”)

The Incentive Plan allows the Company to grant stock options, restricted stock unit awards and other awards at levels determined appropriate by its board of directors and/or compensation committee. The Incentive Plan also allows the Company to use a broad array of equity incentives and performance cash incentives in order to secure and retain the services of its employees, directors and consultants, and to provide long-term incentives that align the interests of its employees, directors and consultants with the interests of its stockholders. The Incentive Plan is administered by the Company’s board of directors or its compensation committee, or any other committee or subcommittee or one or more of its officers to whom authority has been delegated (collectively, the “Administrator”). The Administrator has the authority to interpret the Incentive Plan and award agreements entered into with respect to the Incentive Plan; to make, change and rescind rules and regulations relating to the Incentive Plan; to make changes to, or reconcile any inconsistency in, the Incentive Plan or any award agreement covering an award; and to take any other actions needed to administer the Incentive Plan.

The Incentive Plan permits the Administrator to grant stock options, stock appreciation rights (“SARs”), performance shares, performance units, shares of Class A common stock, restricted stock, restricted stock units (“RSUs”), cash incentive awards, dividend equivalent units, or any other type of award permitted under the Incentive Plan. The Administrator may grant any type of award to any participant it selects, but only employees of the Company or its subsidiaries may receive grants of incentive stock options within the meaning of Section 422 of the Internal Revenue Code. Awards may be granted alone or in addition to, in tandem with, or (subject to the repricing prohibition described below) in substitution for any other award (or any other award granted under another plan of the Company or any affiliate, including the plan of an acquired entity).

The Company has reserved a total of 2,564,960 shares of Class A common stock for issuance pursuant to the Incentive Plan. The number of shares reserved for issuance under the Incentive Plan will be reduced on the date of the grant of any award by the maximum number of shares, if any, with respect to which such award is granted. However, an award that may be settled solely in cash will not deplete the Incentive Plan’s share reserve at the time the award is granted. If (a) an award expires, is canceled, or terminates without issuance of shares or is settled in cash, (b) the Administrator determines that the shares granted under an award will not be issuable because the conditions for issuance will not be satisfied, (c) shares are forfeited under an award, (d) shares are issued under any award and the Company reacquires them pursuant to its reserved rights upon the issuance of the shares, (e) shares are tendered or withheld in payment of the exercise price of an option or as a result of the net settlement of outstanding stock appreciation rights or (f) shares are tendered or withheld to satisfy federal, state or local tax withholding obligations, then those shares are added back to the reserve and may again be used for new awards under the Incentive Plan. However, shares added back to the reserve pursuant to clauses (d), (e) or (f) in the preceding sentence may not be issued pursuant to incentive stock options.

As of December 31, 2021, 1,749,526 shares of Class A common stock remain available for issuance under the Incentive Plan.